Other Charges, Net of Recoveries - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Costs [Line Items]
Expense of restructuring activities	$ 8.4	$ 10.5	$ 25.8
Cash restructure charges	7.5	9.8	23.3
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.9	1.5	2.5
Restructuring provision	5.8	6.1	4.7
Write-downs of property, plant and equipment	95.0
Gains (losses) on disposals of non-current assets			0.3
Business transition costs (recoveries)	(2.1)	1.2	0.0
Accelerated amortization of unamortized deferred financing costs	$ 0.0	3.0	0.0
Costs related to acquisition activities		7.3
Net acquisition costs		6.1
Release of indirect tax liabilities		1.2
Acquisition-related costs for potential acquisitions			0.2
Gains on litigation settlements		10.5	2.5
PSUs
Restructuring and Related Costs [Line Items]
Vesting period	3 years
PCI
Restructuring and Related Costs [Line Items]
Costs related to acquisition activities	$ 0.4	4.8
Restructuring
Restructuring and Related Costs [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		0.7
Disposal Of Assets Reclassified As Held-For-Sale
Restructuring and Related Costs [Line Items]
Business transition costs (recoveries)	1.5
Gain On Sale Of Assets Held-For-Sale
Restructuring and Related Costs [Line Items]
Business transition costs (recoveries)	$ (3.6)
Gains on sale of surplus equipment
Restructuring and Related Costs [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(0.8)
Credit Facility
Restructuring and Related Costs [Line Items]
Accelerated amortization of unamortized deferred financing costs		$ 2.6
Right-of-use assets
Restructuring and Related Costs [Line Items]
Write-downs of property, plant and equipment			$ 1.1